GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                              Maxim Series Account
                          Semi-Annual Report Form N-30D
                          File No. 33-82610, 811-03249


The information required to be contained in this report for the period ending June 30, 2000 includes the attached letter to contract holders and the following previously filed annual reports for the underlying funds of the above-referenced Registrant which incorporated herein by reference:


American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on August 31,2000
Accession No. 0000814680-00-000010.

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on August 30, 2000
Accession No. 0000356484-00-000030.

Fidelity Variable Insurance Products Fund II
File No. 811-05511
Form N-30D
Filed via EDGAR and accepted on August 24, 2000
Accession No. 0000831016-00-500001.